INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryover	$3,871,192	$3,302,836
Stock compensation	477,055	434,645
Capitalized R&E costs	260,560	—
Depreciation and amortization	(7,337)	1,099
Other	5,708	3,974
Tax credits	443,867	484,778
Total deferred tax assets	5,051,045	4,227,332
Less: valuation allowance	(5,051,045)	(4,227,332)
Net deferred tax assets	$—	$—

SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended

December 31, 2022 and 2021, was as follows:

	Year Ended December 31,
	2022	2021
Tax at federal statutory rate	(21.0)%	(21.0)%
Permanent differences	10.4	14.8
Research and development credits	2.2	(1.9)
Change in valuation allowance	10.1	8.1
Effective income tax rate	—%	—%

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

	December 31,
	2022	2021

Beginning balance	$49,646	$70,893
Deductions based on tax positions related to the prior year	110,681	(21,247)
Additions based on tax positions related to the current year	29,902	—
Ending balance	$190,229	$49,646